Form N-23C-1
Report for Calendar month Ending March 31, 2000

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Swiss Helvetia Fund, Inc.
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                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
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                Swiss Helvetia
                Fund-(Cusip-
    3/2/00      870875101)             5,000          12.875              16.70                   NYSE
    3/6/00          (same)             1,300          13.0625             16.85                   NYSE
    3/7/00          (same)            13,000          12.9519             16.72                   NYSE
    3/8/00          (same)            10,000          12.875              16.47                   NYSE
    3/9/00          (same)             5,000          12.8125             16.59                   NYSE
   3/13/00          (same)             9,000          12.6875             16.15                   NYSE
   3/16/00          (same)             1,200          13.0625             16.73                   NYSE
   3/20/00          (same)             3,200          13.125              16.96                   NYSE
   3/22/00          (same)             5,000          13.25               17.07                   NYSE
   3/23/00          (same)             5,000          13.50               17.33                   NYSE
   3/24/00          (same)             7,500          13.3958             17.69                   NYSE
   3/27/00          (same)             9,400          13.50               17.46                   NYSE
   3/28/00          (same)             3,800          13.50               17.38                   NYSE
   3/29/00          (same)             9,400          13.7055             17.28                   NYSE
   3/30/00          (same)             9,400          13.5891             17.30                   NYSE
   3/31/00          (same)             9,400          13.7081             17.33                   NYSE

                  Total               106,600